18. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of components of the Company's deferred tax assets
	2018	2017
U.S. operations loss carry forward at statutory rate of 21%	$(5,743,840)	$(5,804,285)
Non-U.S. operations loss carry forward at statutory rate of 20.5%	-	-
Total	(5,743,840)	(5,804,285)
Less Valuation Allowance	5,743,840	5,804,285
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$60,445	$(1,036,276)

Schedule of effective tax rate reconciliation
	2018	2017
Federal Statutory Rate	-21.0%	-21.0%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	21.0%	21.0%
Effective Tax Rate	0.0%	0.0%